Employee Benefit Arrangements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Periodic (Benefit) Costs:
Earned benefit by participants, as percentage of eligible compensation	4.00%
Company match percentage of participant's eligible compensation	6.00%
Award vesting period	4 years		4 years
Pension Plans
Net Periodic (Benefit) Costs:
Service cost	$ 11.3	$ 9.8	$ 40.5	$ 37.5	$ 38.7
Interest cost	22.1	22.5	90.2	95.0	93.2
Expected return on plan assets	(25.3)	(22.5)	(92.6)	(81.6)	(70.3)
Amortization of prior service cost (credit)	(2.6)	(3.0)
Net periodic (benefit) costs	5.5	6.8	190.1	212.9	110.9
Other Postretirement Benefits
Net Periodic (Benefit) Costs:
Service cost	0	0	0	(2.1)	0
Interest cost	0.4	0.3	1.7	2.6	2.7
Expected return on plan assets	0	0	0	0	0
Amortization of prior service cost (credit)	(0.9)	(0.8)
Net periodic (benefit) costs	$ (0.5)	$ (0.5)	$ 0.2	$ (8.4)	$ (3.1)